Risk Management Section - Aging analysis (past due but performing) Business lending portfolio by geographic area, outstandings (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial liabilities [line items]
Financial assets	€ 878,985	€ 876,444
Wholesale [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	7,747
Wholesale [Member] | Netherlands [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	751
Wholesale [Member] | Belgium [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	1,028
Wholesale [Member] | Germany [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	385
Wholesale [Member] | United Kingdom [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	820
Wholesale [Member] | Spain [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	688
Wholesale [Member] | France [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	639
Wholesale [Member] | Luxembourg [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	340
Wholesale [Member] | Poland [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	279
Wholesale [Member] | Rest of Europe [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	1,445
Wholesale [Member] | Americas [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	1,159
Wholesale [Member] | Asia [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	187
Wholesale [Member] | Australia [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	23
Wholesale [Member] | Africa [Member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	€ 2